Expense Example, No Redemption - THE GABELLI UTILITIES FUND	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 706
Expense Example, No Redemption, 3 Years	984
Expense Example, No Redemption, 5 Years	1,282
Expense Example, No Redemption, 10 Years	2,127
Class AAA Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,646
Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,139
Expense Example, No Redemption, 10 Years	2,452
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	$ 1,363